Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares		Subscription receivable		Additional paid-in capital		Accumulated deficit		Accumulated other comprehensive income/(loss)		Total attributable to the shareholders of the Company		Non- controlling interests		Total
Balance at Dec. 31, 2021	[1]					$ 263,421		$ (1,050,211)		$ 10,852		$ (775,938)		$ (138,972)		$ (914,910)
Balance (in Shares) at Dec. 31, 2021	[1]	50,747
Net income (loss)								458,667				458,667		(322,820)		135,847	[2]
Foreign currency translation adjustment										(1,282)		(1,282)		(638)		(1,920)
Capital injection by directors						240,000						240,000				240,000
Issuance of shares				(319,872)		961,538						641,666				641,666
Balance at Dec. 31, 2022	[1]			(319,872)		1,464,959		(591,544)		9,570		563,113		(462,430)		100,683
Balance (in Shares) at Dec. 31, 2022	[1]	50,747
Net income (loss)								130,193				130,193		(21,775)		108,418	[2]
Foreign currency translation adjustment										(16,858)		(16,858)		(5,846)		(22,704)
Settlement of subscription receivable				192,308								192,308				192,308
Issuance of shares						2,866,856						2,866,856				2,866,856
Balance at Dec. 31, 2023				(127,564)	[1]	4,331,815	[1]	(461,351)	[1]	(7,288)	[1]	3,735,612	[1]	(490,051)	[1]	$ 3,245,561	[3]
Balance (in Shares) at Dec. 31, 2023		50,747	[1]													50,747	[3],[4]
Net income (loss)								(524,643)				(524,643)		50,542		$ (474,101)
Foreign currency translation adjustment										26,163		26,163		6,366		32,529
Reverse capitalization						(6,028,690)						(6,028,690)				(6,028,690)
Settlement of subscription receivable				127,564								127,564				127,564
Remeasurement of share based compensation						(2,766,856)						(2,766,856)				(2,766,856)
Issuance of shares under ELOC/Note Conversion arrangement				(204,000)		4,586,236						4,382,236				4,382,236
Issuance of shares under ELOC/Note Conversion arrangement (in Shares)		63,105
Balance at Dec. 31, 2024				$ (204,000)		$ 122,505		$ (985,994)		$ 18,875		$ (1,048,614)		$ (433,143)		$ (1,481,757)
Balance (in Shares) at Dec. 31, 2024		113,852														113,852	[4]

[1]	Re-presented as mentioned in Note 23
[2]	Re-presented as mentioned in Note 23
[3]	Re-presented as mentioned in Note 23
[4]	The shares as presented have been adjusted retrospectively for two Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued and in May 2025 of 1 share for every 10 existing share issued respectively.